Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 2,951	$ 4,086
Accounts receivable, net of allowance for doubtful accounts of $206 and $62, respectively	3,339	1,925
Inventories	11,393	9,920
Income taxes refundable	38
Deferred income taxes	386	931
Prepaid expenses and other current assets	559	429
Total current assets	18,666	17,291
Property, plant and equipment, net	10,417	8,509
Goodwill	55,329	51,244
Other intangible assets, net	22,007	20,912
Due from related party	3,721
Restricted cash	600
Other noncurrent assets	154	286
Total assets	110,894	98,242
Current liabilities:
Current portion of notes payable	1,592	1,453
Accounts payable	1,948	2,185
Accrued expenses	2,179	2,362
Notes payable to related party	250
Current portion of capital lease obligation	43
Income tax payable		700
Total current liabilities	6,012	6,700
Notes payable, net of current portion	18,975	22,715
Notes payable due to related parties, net of current portion		1,131
Line of credit due to related party	755
Deferred income taxes	7,145	8,147
Contingent consideration	3,699
Derivatives	273	365
Asset retirement obligation	175	166
Capital lease obligation, net of current portion	30
Contingent legal obligation	3,627
Total liabilities	40,691	39,224
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.001 par value; 1,000,000 shares authorized, no shares issued or outstanding
Common stock, $0.001 par value; 50,000,000 shares authorized; 18,311,228 and 15,748,570 issued and outstanding, respectively	18	16
Additional paid-in capital	100,334	89,452
Accumulated deficit	(29,453)	(29,780)
Accumulated other comprehensive loss	(696)	(670)
Total stockholders' equity	70,203	59,018
Total liabilities and stockholders' equity	$ 110,894	$ 98,242